SCHEDULE OF OTHER INCOME EXPENSES (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Government grant			$ 178,124
Bank interest income	2,138	44,840	22,995
Finance costs	(829,049)	(656,689)	(246,262)
Gain on disposal of intangible assets		6,145,711
Gain/(Loss) on investment on event projects	(5,071,365)	806,606
Gain/(Loss) on early termination of leases			2,539
Sales of concert tickets and others	184,766	411,593
Total other income/(expenses), net	$ (5,713,510)	$ 6,752,061	$ (42,604)